As filed with the Securities and Exchange	Registration No. 033-75962*
Commission on June 15, 2007	Registration No. 811-02513
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
Post-Effective Amendment No. 50 To
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
and Amendment to
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Variable Annuity Account C of
ING Life Insurance and Annuity Company
151 Farmington Avenue, TS31, Hartford, Connecticut 06156
Depositor’s Telephone Number, including Area Code: (860) 723-2239
Michael A. Pignatella, Counsel
ING US Legal Services
151 Farmington Avenue, TS31, Hartford, Connecticut 06156
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement.
It is proposed that this filing will become effective:
X	60 days after filing pursuant to paragraph (a)(1) of Rule 485 on __________ pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Group Deferred Variable and Fixed Annuity Contracts

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier
Registration Statement: 33-75978.

                                                              PARTS A AND B

The Prospectus and the Statement of Additional Information each dated April 30, 2007 are incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 50 by reference to Registrant’s filing under Rule 497(c) and Rule 497(e) as filed and declared effective on April 30, 2007 and Rule 497(e) filed on May 30, 2007.

A supplement to the Prospectus is included in Part A of this Post-Effective Amendment No. 50.

                                           ING Life Insurance and Annuity Company
                                                 and its Variable Annuity Account C

                      Opportunity Plus Multiple Option Group Variable Annuity Contracts

          Supplement dated July XX, 2007 to your current variable annuity Contract Prospectus

This supplement updates certain information contained in your variable annuity Contract Prospectus, dated
April 30, 2007, as supplemented. Please read it carefully and keep it with your current variable annuity
Contract Prospectus.

Effective July XX, 2007, an optional minimum guaranteed withdrawal benefit rider (“MGWB rider”) may be available under your contract and certificate, which generally guarantees that you may withdraw specified amounts from your account each calendar year (available options are dependent upon your age at the time you elect a rider withdrawal option). Depending upon the option you select, these withdrawals may be guaranteed for a defined period or for your life. The rider may also provide for guaranteed payments in the event your account value, excluding any amount invested in an employee Roth 403(b) account (“eligible account value”), is reduced to zero, subject to the terms, conditions and limitations noted below.

The following adds information regarding the MGWB rider to your Contract Prospectus.

A. The following subsections are added to the “Fee Table” section of the Contract Prospectus, after the
“Separate Account Annual Expenses” subsection:

Optional Rider Charges

Minimum Guaranteed Withdrawal Benefit Rider Charge (“MGWB Rider Charge”) (as a percentage of the
MGWB Base)5

Current Annual Charge (charge deducted quarterly):	0.55%
Maximum Annual Charge (charge deducted quarterly):	1.20%

5 We deduct the MGWB Rider Charge from the subaccounts in which you are invested on each quarterly rider anniversary. In addition, a pro rata portion of the quarterly charge will be deducted upon a full surrender of the eligible account value, upon cancellation of the rider, and upon the application of the eligible account value to an income phase option. See “MGWB Rider Charge”
and “Calculating the Minimum Guaranteed Withdrawal Benefit Base,” in this supplement for further information on this charge and on the Minimum Guaranteed Withdrawal Benefit Base
(“MGWB Base”).

Separate Account Charge Table

The following table shows the total annual charges you could pay, based upon the amounts you have invested in the subaccounts (unless otherwise indicated), if you elect the MGWB rider, based on maximum or current charges under the contract. The MGWB rider is not available if you are invested in any series of the ING GET
U.S. Core Portfolio, and therefore charges for the ING GET U.S. Core Portfolio are not included. For purposes of these tables, we have assumed that the value of the amounts invested in the subaccounts is the same as the
MGWB Base.

Maximum Charges:

Maximum Mortality & Expense Risk Charge Maximum Administrative Expense Charge Maximum MGWB Rider Charge (as percent of MGWB Base) Total	1.00% 0.25% 1.20% 2.45%

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Current Charges:

Maximum Mortality & Expense Risk Charge Current Administrative Expense Charge Current MGWB Rider Charge (as percent of MGWB Base) Total	1.00% 0.00% 0.55% 1.55%

B. The following section replaces the “Hypothetical Examples” subsection of the “Fee Table” section of the
Contract Prospectus:

Hypothetical Examples

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract holder transaction expenses, the maximum separate account annual expenses applicable to the particular fund, and fund fees and expenses. The examples also assume you elect the MGWB rider with an annual charge of
0.55% of the MGWB Base (deducted quarterly) for the first rider year, and elect the reset option at the beginning of rider year two, at the maximum annual charge of 1.20% of the MGWB Base.

Example 1: The following Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5.0% return each year and assume the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(A) If you withdraw your entire account value at the end of the applicable time period*:				(B) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period**:
[TO BE UPDATED BY POST-EFFECTIVE AMENDMENT]
1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$xxx	$xxxx	$xxxx	$xxxx	$xxx	$xxx	$xxxx	$xxxx

Example 2: The following Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5.0% return each year and assume the minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(A) If you withdraw your entire account value at the end of the applicable time period*:				(B) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period**:
[TO BE UPDATED BY POST-EFFECTIVE AMENDMENT]
1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$xxx	$xxx	$xxxx	$xxxx	$xxx	$xxx	$xxx	$xxxx

*	This example reflects deduction of an early withdrawal charge calculated using the schedule applicable to Installment
Purchase Payment Contracts. The Installment Purchase Payment Contracts schedule is listed in “Fees.” Under that schedule, if only one $10,000 payment was made as described above, fewer than 5 purchase payment periods would have been completed at the end of years 1, 3 and 5, and the 5.0% charge would apply. At the end of the tenth account year the early withdrawal charge is waived regardless of the number of purchase payment periods completed, and no early withdrawal charge would apply.
**	This example does not apply if during the income phase a nonlifetime payment option with variable payments is selected and a lump-sum withdrawal is requested within 3 years after payments start. In this case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge as shown in Example A.

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C. The following subsection is added to the “Fees Deducted From Investments in the Subaccounts” subsection of the “Fees” section of the Contract Prospectus:

MGWB Rider Charge

Maximum Amount. The maximum annual charge for the MGWB rider is 1.20% of the MGWB Base, deducted as a quarterly charge of 0.30% . The current annual charge for the MGWB rider is 0.55% of the
MGWB Base, deducted as a quarterly charge of 0.1375% .

Please see “Calculating the Minimum Guaranteed Withdrawal Benefit Base” below for how and when the
MGWB Base is calculated.

When/How. We deduct this fee on each quarterly rider anniversary date from the portion of the eligible account value invested in each subaccount corresponding to the funds you select, in the same proportion that this amount bears to the total eligible account value invested in all subaccounts. While we do not deduct this charge from amounts invested in any fixed interest option, the charge is calculated as a percentage of the MGWB
Base, which includes amounts you have invested in the fixed interest options. If the amount invested in the subaccounts is insufficient to satisfy any portion of the MGWB Rider Charge on a quarterly rider anniversary date, we reserve the right to deduct any remaining MGWB Rider Charge on the next business day in which you have amounts invested in the subaccounts sufficient to satisfy the remaining charge.

A “quarterly rider anniversary date” is the date three months from the date the rider becomes effective (the
“rider date”) that falls on the same date of the month as the rider date. For example, if the rider date is
February 12, the quarterly rider anniversary date is May 12. If there is no corresponding date in the month, the quarterly rider anniversary date will be the last date of such month. If the quarterly rider anniversary date falls on a weekend or holiday, we will use the value as of the subsequent business day. A “rider anniversary” is the date one calendar year from the rider date, and each date thereafter that is the same date and month as the rider date. We call the consecutive one year period starting on the rider date and each rider anniversary and ending on the date before the next rider anniversary a “rider year.”

In addition, a pro rata portion of the quarterly charge will be deducted upon a full surrender of the eligible account value, upon cancellation of the rider, and upon the application of the eligible account value to an annuity option

Purpose. The fee compensates us for the insurance risks we take in providing the guaranteed withdrawals available under the MGWB rider. If the amount we deduct for this fee is not enough to cover the costs of these risks, we will bear the loss, while if the amount we deduct for this fee exceeds such risks, we will make a profit from this fee. We do not expect to make a profit from this fee.

D. The following Section is added to the Contract Prospectus:

OPTIONAL MINIMUM GUARANTEED WITHDRAWAL BENEFIT RIDER

General. Effective July XX, 2007, you may elect to purchase an optional Minimum Guaranteed Withdrawal
Benefit rider. The MGWB rider generally guarantees that you may withdraw specified amounts from your account each calendar year. Depending upon the option you select, these withdrawals may be guaranteed for a defined period or for your life. The rider may also provide for guaranteed payments in the event your eligible account value is reduced to zero, subject to the terms, conditions and limitations noted below. You may wish to purchase this rider if you want future income. Two optional forms of the rider are available.

Any date required by this rider that falls on a date when the New York Stock Exchange is closed for trading will be applied as the next date the New York Stock Exchange is open.

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The MGWB rider may not be available for all investors. In order to be eligible for a withdrawal, you must otherwise qualify for withdrawals under the terms of the Internal Revenue Code of 1986, as amended (“Tax Code”) and your retirement plan. You should analyze the MGWB rider thoroughly and understand it completely before you elect to purchase it. The MGWB rider guarantees withdrawals up to a specified amount each calendar year. It does not guarantee any return of principal or premium payments, nor does it guarantee performance of any specific fund under the contract. The MGWB rider has no cash surrender value. You should consult a qualified financial or tax advisor when evaluating the MGWB rider.

Availability. The MGWB rider may be purchased provided all of the following conditions are met:

1)	Your eligible account value is equal to or greater than the required minimum initial MGWB Base (see “Calculating the Minimum Guaranteed Withdrawal Benefit Base,” below);
2)	None of your eligible account value is invested in a Restricted Investment Option on the rider date (see “Investment Restrictions,” below);
3)	You do not have an outstanding loan on the rider date;
4)	Your election of the MGWB rider is received in good order at the Opportunity Plus Service Center (see “Questions: Contacting the Company” in the Contract Prospectus); and
5)	We are currently making the MGWB rider available for election by participants.

The MGWB rider is not available in connection with Roth 403(b) accounts. Amounts in an employee Roth
403(b) account are not used to determine the MGWB Base, and any purchase payments contributed as Roth
403(b) after-tax salary reductions are not included as eligible purchase payments for purposes of the rider. In addition, withdrawals from employee Roth 403(b) accounts are disregarded for purposes of the MGWB rider.
The MGWB rider is not applicable to amounts invested in or contributed to the ING 403(b)(7) mutual fund program that may be offered under the Plan. Any transfers from investment options offered under the
Opportunity Plus 403(b)(1) annuity to any investment option offered under the ING 403(b)(7) mutual fund program will be treated as a withdrawal and will cause the MGWB rider to enter into the Withdrawal Phase.
Once the MGWB rider has entered the Withdrawal Phase, any such transfer from investment options offered under the Opportunity Plus 403(b)(1) annuity to any investment option offered under the ING 403(b)(7)
mutual fund program will also be treated as a withdrawal, as described in “Impact of Withdrawals on the
MGWB Remaining Guaranteed Balance and MGWB Base,” below.

Charges for the MGWB Rider. The current annual charge for the MGWB rider is 0.55% of the MGWB
Base, deducted as a quarterly charge of 0.1375% . The maximum annual charge for the MGWB rider is 1.20%
of the MGWB Base, deducted as a quarterly charge 0.30% . See “MGWB Rider Charge,” above.

Overview of the MGWB Rider. The MGWB rider has two phases. The first phase, called the Growth Phase, begins on the rider date and ends as of the business day before the first partial withdrawal is taken. The second phase is called the Withdrawal Phase. This phase begins as of the date you take the first partial withdrawal of any kind under the contract, while the MGWB rider is in effect. During the accumulation phase under the contract, the MGWB rider may be in either the Growth Phase or the Withdrawal Phase. During both the
Withdrawal Phase and the Growth Phase, we require that your eligible account value be allocated in accordance with certain limitations (see “Investment Option Restrictions,” below).

At the time you decide to take your first partial withdrawal from the contract (thereby triggering the
Withdrawal Phase), you must elect one of two rider withdrawal options. These options determine the benefits you may receive under the MGWB rider, and are in part restricted based upon your age on the date the
Withdrawal Phase begins, as follows:

1)	If you are between age 50 and 54 on the date the Withdrawal Phase begins: You may only elect rider withdrawal option A.
2)	If you are age 55 or over on the date the Withdrawal Phase begins: You may select between rider withdrawal option A and rider withdrawal option B.

Once a rider withdrawal option is selected, it may not be changed. We describe rider withdrawal options A and
B in “Rider Withdrawal Options,” below.

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     Rider Withdrawal Options. Before entering the Withdrawal Phase by taking a partial withdrawal, you must elect a rider withdrawal option. If you purchase the MGWB rider at a time when you have elected a systematic distribution option under the contract (see “systematic distribution options” in your contract prospectus), and you do not terminate the systematic distribution option at the time the rider is elected, the
Withdrawal Phase will begin with your next scheduled systematic distribution, and you therefore must elect a rider withdrawal option. You should carefully consider the impact an existing Systematic Distribution Option will have on the MGWB rider withdrawal limits before electing the MGWB rider. Election of the rider withdrawal option must be received in good order and must accompany your partial withdrawal request, as permitted by your plan.

When electing a rider withdrawal option, you should compare the benefits available under each option with those otherwise available through the income phase payment options available under your contract. Once a rider withdrawal option has been elected, it cannot be changed.

The available rider withdrawal options are as follows:

Rider Withdrawal Option	Age on the date Withdrawal Phase begins	Maximum Annual Withdrawal Percentage
A (Non Life)	50+	7%
B (Life)	55-64	4%
	65+	5%

Under rider withdrawal option A, the Maximum Annual Withdrawal Percentage (“MAW Percentage”) is 7%
(see “Calculating the Maximum Annual Withdrawal,” below), and in the event the MGWB rider enters
Automatic Periodic Benefit Status, MGWB Periodic Payments will continue only until the MGWB Remaining
Guaranteed Balance is reduced to zero, at which point all benefits under the MGWB rider will end. See
“Automatic Periodic Benefit Status” and “MGWB Periodic Payments,” below.

Under rider withdrawal option B, the MAW Percentage is 4% if you are between age 55 and 64 on the date the
Withdrawal Phase begins, and 5% if you are age 65 or older on the date the Withdrawal Phase begins (see
“Calculating the Maximum Annual Withdrawal,” below); however, in the event the MGWB rider enters
Automatic Periodic Benefit Status, MGWB Periodic Payments will continue for your lifetime, even if the
MGWB Remaining Guaranteed Balance is reduced to zero. See “Automatic Periodic Benefit Status” and
“MGWB Periodic Payments,” below.

     Calculating the Minimum Guaranteed Withdrawal Benefit Base. In order to determine the amount you may withdraw under the rider (see “Calculating the Maximum Annual Withdrawal” below), we first determine the Minimum Guaranteed Withdrawal Benefit Base (“MGWB Base”). The initial MGWB Base is equal to your eligible account value, on the rider date. During the Growth Phase, the MGWB Base is recalculated on each 12 month anniversary of the rider date (the “rider date anniversary”), for a maximum of 10 years following the rider date. For example, if the rider date is March 1, 2007, the MGWB Base will be recalculated on March 1, 2008, and on each March 1 up to and including March 1, 2017. We call the date that the MGWB
Base is recalculated the “ratchet date.” The minimum initial MGWB Base is $25,000; the maximum MGWB
Base is $1,000,000 (or such greater amount as we may otherwise allow), including any transfer or rollover amounts we receive within 12 months of the rider date. The subsequent maximum MGWB Base on any ratchet date is limited to $5,000,000. We call the amount in excess of these limits “ineligible purchase payments.” For purposes of this calculation, we call any salary deferral amounts received during the Growth Phase and any transfer/rollover amounts received within the first 12 months from the rider date (during the Growth Phase) as
“eligible purchase payments.”

As of each ratchet date, the MGWB Base equals the greater of:

1)	The current MGWB Base; or
2)	Your current eligible account value, less any ineligible purchase payments.

On any other date, the MGWB Base equals:

1)	The MGWB Base on the previous ratchet date; plus
2)	Any eligible purchase payments applied since the previous ratchet date.

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For purposes of calculating the MGWB Base on or prior to the first ratchet date, the rider date will be treated as the previous ratchet date for this calculation.

During the Withdrawal Phase, the MGWB Base is recalculated to reflect any election to exercise the MGWB
Reset Option and to reflect any adjustments for partial withdrawals that cause the Maximum Annual
Withdrawal to be exceeded. See “Impact of Withdrawals on the MGWB Remaining Guaranteed Balance and
MGWB Base,” below.

     Calculating the Maximum Annual Withdrawal. The Maximum Annual Withdrawal (“MAW”) is the
maximum amount that may be withdrawn from your eligible account value in any calendar year that the
MGWB rider is in effect, without reducing the rider benefit guarantee in future years. The MAW is generally determined by multiplying the MAW Percentage (see “Rider Withdrawal Options,” above) by the MGWB
Base as of the date the MAW is determined.

The initial MAW is determined on the last day of the Growth Phase, by multiplying:

(1)	The applicable MAW Percentage, based upon your age and the rider withdrawal option you select (see “Rider Withdrawal Options,” above), by
(2)	The MGWB Base as of that date.

Once determined, neither the rider withdrawal option nor the MAW Percentage may be changed.

Thereafter, the MAW will be recalculated each time the MGWB Base is increased or decreased (see
“Calculating the Minimum Guaranteed Withdrawal Benefit Base,” above and “MGWB Reset Option,” below), so as to equal the MAW Percentage multiplied by the newly recalculated MGWB Base.

     Calculating the MGWB Remaining Guaranteed Balance. The MGWB Remaining Guaranteed Balance
is the amount guaranteed to be available for withdrawal from your eligible account value over time, while the rider is in effect.

During the Growth Phase, the MGWB Remaining Guaranteed Balance is equal to the MGWB Base.

During the Withdrawal Phase, the MGWB Remaining Guaranteed Balance will be recalculated at the time of each withdrawal, at the time the MGWB Reset Option is exercised, and at the time any rider benefits are paid.
See “Impact of Withdrawals on the MGWB Remaining Guaranteed Balance and MGWB Base,” “MGWB
Periodic Payments,” and “MGWB Reset Option,” below.

In the event you have elected rider withdrawal option A (non life), and the MGWB Remaining Guaranteed
Balance is reduced to zero, the MGWB rider will terminate and no additional rider benefits will be paid.

     Impact of Withdrawals on the MGWB Remaining Guaranteed Balance and MGWB Base. Depending
upon the amount of the withdrawal, a partial withdrawal can impact the value of the MGWB Remaining
Guaranteed Balance and the MGWB Base. All amounts withdrawn, with the exception of any amounts withdrawn from the employee Roth 403(b) account, will be considered in determining the impact of the withdrawal on the MGWB Remaining Guaranteed Balance and the MGWB Base. Note that amounts that may have been classified as ineligible purchase payments will also be considered in determining the impact of the withdrawal on the MGWB Remaining Guaranteed Balance and the MGWB Base,

Withdrawals during each calendar year that cumulatively do not exceed the then-applicable MAW will decrease the MGWB Remaining Guaranteed Balance by the amount of each withdrawal, but do not result in a recalculation of the MGWB Base. See Appendix A – Example 1.

Any withdrawal that causes the cumulative withdrawals for the current calendar year to exceed the MAW will immediately reduce the MGWB Remaining Guaranteed Balance and the MGWB Base to the lesser of:

1)	The MGWB Remaining Guaranteed Balance immediately prior to the withdrawal minus the amount of the withdrawal; or
2)	Your eligible account value immediately after the withdrawal.

See Appendix A – Example 2.

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For purposes of (a) determining whether the MAW has been exceeded, and (b) determining the value the
MGWB Remaining Guaranteed Balance in 1) above, the amount of any withdrawal from the Guaranteed
Accumulation Account will be the withdrawal amount reduced by any negative MVA, but not increased by any positive MVA. See Appendix A, Example 3. See also “Withdrawals from the Guaranteed Accumulation
Account,” below; the Guaranteed Accumulation Account Appendix to your Contract Prospectus; and the
Guaranteed Accumulation Account Prospectus.

Similarly, for purposes of (a) determining whether the MAW has been exceeded, and (b) determining the value the MGWB Remaining Guaranteed Balance in 1) above, the amount of any withdrawal will be the amount after deduction of any early withdrawal charge. See Appendix A, Example 3. See also “Early Withdrawal
Charges,” below.

Withdrawals will be taken on a pro rata basis from each variable and fixed investment option unless you direct otherwise. Withdrawals not taken on a pro rata basis may result in MGWB Rebalancing (see “MGWB
Rebalancing,” below).

     Early Withdrawal Charges. Amounts withdrawn up to the MAW are not subject to early withdrawal charges. Amounts withdrawn in excess of the MAW are subject to any applicable early withdrawal charges.

     Withdrawals from the Guaranteed Accumulation Account. Amounts withdrawn from the Guaranteed
Accumulation Account are subject to any applicable market value adjustment (“MVA”). See the Guaranteed
Accumulation Account Appendix to your Contract Prospectus and the Guaranteed Accumulation Account
prospectus.

     Required Minimum Distributions. To the extent a withdrawal is taken to satisfy the Required Minimum
Distribution (“RMD”) rules of the Tax Code applicable to your account, and such withdrawal exceeds the
MAW for a specific calendar year, the withdrawal will not cause a recalculation of the MGWB Remaining
Guaranteed Balance or the MGWB Base, subject to the following rules:

1)	If, on the first business day of any calendar year, a participant’s RMD for that calendar year, applicable to that participant’s eligible account value, is greater than the MAW on that date, an
Additional Withdrawal Amount will be set on that date to be equal to that portion of the RMD that exceeds the MAW. Otherwise, the Additional Withdrawal Amount will be set to zero.
2)	Any withdrawals taken in a calendar year will count first against the MAW for that calendar year.
3)	Once the MAW for the then-current calendar year has been taken, additional amounts withdrawn in excess of the MAW will count against and reduce any Additional Withdrawal Amount and are not considered withdrawals that exceed the MAW.
4)	Withdrawals that exceed the Additional Withdrawal Amount will reduce the MGWB Base and
MGWB Remaining Guaranteed Balance, as described in “Impact of Withdrawals on the MGWB
Remaining Guaranteed Balance and MGWB Base,” above. This will cause a recalculation of the
MAW as described in “Calculating the Maximum Annual Withdrawal,” above.
5)	The Additional Withdrawal Amount is set to zero at the end of each calendar year, and remains at zero until it is recalculated the following calendar year. The Additional Withdrawal Amount, when recalculated, will not include your RMD for a calendar year, or any portion thereof, which may otherwise be taken after the calendar year’s end. Therefore, the timing of taking your RMD is important in preserving the maximum benefit of the MGWB rider.

     See Appendix A – Example 4.

     Special rules may apply to withdrawals from certain investment options. See “Investment Option
     Restrictions,” below.

     Automatic Periodic Benefit Status. As indicated in the Rider Withdrawal Options section above, if your eligible account value is reduced to zero (other than by a withdrawal that exceeds the MAW) while the
MGWB rider is in effect, the rider will enter Automatic Periodic Benefit Status and MGWB Periodic
Payments will be paid in accordance with the rider withdrawal option you have elected (see “MGWB Periodic
Payments,” below).

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If your eligible account value is reduced to zero by a withdrawal that exceeds the MAW, your account and the rider will terminate. In addition, all provisions of the contract will terminate with the exception of any provisions relating to a participant Roth IRA account. Such provisions will continue to apply with respect to the Roth IRA account value only.

When the MGWB rider enters Automatic Periodic Benefit Status, the impacted participant account is modified as follows:

1)	Except for provisions relating to a participant Roth IRA account, no other benefits under the contract apply, other than as provided under the MGWB rider;
2)	No additional purchase payments will be accepted, except purchase payments made to a participant Roth IRA account;
3)	Any other riders will terminate unless otherwise specified under the applicable rider or except to the extent that the rider is applicable to the value in a participant Roth IRA account; and
4)	The impacted participant account (other than a participant Roth IRA account) and the MGWB rider will terminate at the earliest of:
(a) Under rider withdrawal option A (non life), payment of the final MGWB Periodic Payment; or
(b) Payment of the MGWB Death Benefit (see “MGWB Death Benefit,” below).

If a participant is not receiving payments under a systematic distribution option at the time the MGWB rider enters Automatic Periodic Benefit Status, and the MAW exceeds the partial withdrawals for that rider year
(including the partial withdrawal that caused the MGWB rider to enter Automatic Periodic Benefit Status), the excess of the MAW over such partial withdrawals will be paid immediately to the participant.

     MGWB Periodic Payments. Upon entering Automatic Periodic Benefit Status, you will begin to receive
MGWB Periodic Payments equal to the MAW on the date the MGWB rider enters such status. Unless you are receiving periodic payments under a systematic distribution option at the time Automatic Periodic Benefit
Status begins, you will receive MGWB Periodic Payments annually. If you are receiving periodic payments under a systematic distribution option, MGWB Periodic Payments will begin with the next scheduled payment under this option, and will be made at the same frequency in equal amounts such that the sum of all payments in each calendar year will equal the annual MGWB Periodic Payment.

Once you have entered Automatic Periodic Benefit Status, MGWB Periodic Payments will continue in accordance with the rider withdrawal option you have selected (see “Rider Withdrawal Options,” above). In the event you elected rider withdrawal option A (non life), and the MGWB Remaining Guaranteed Balance is less than or equal to the MAW at the time an MGWB Periodic Payment is due, that payment will equal the
MGWB Remaining Guaranteed Balance, and will be the final MGWB Periodic Payment.

     MGWB Death Benefit. If you die while the MGWB rider is in Automatic Periodic Benefit Status, MGWB
Periodic Payments will end, and to the extent an MGWB Remaining Guaranteed Balance remains under the rider, it will be payable as the MGWB Death Benefit. The MGWB Death Benefit will be payable in one lump sum to the person or persons entitled to death benefit proceeds under the contract.

     MGWB Reset Option. While the MGWB rider is in the Withdrawal Phase, you may elect to reset the
MGWB Base and the MGWB Remaining Guaranteed Balance to your eligible account value on the date we receive the reset request in good order. Any additional MAW amount resulting from the reset may be withdrawn during the remainder of that calendar year.

The MGWB Reset Option is subject to the following requirements:

1)	We must receive your reset request in good order at our Opportunity Plus Service Center on or prior to an applicable reset option date;
2)	A reset may only be elected on a reset option date stated in your rider schedule;
3)	Your eligible account value must be greater than the MGWB Base; and
4)	Your eligible account value must not have reached the maximum MGWB Base.

Currently, the reset option date is the first rider date anniversary following the first day the MGWB rider enters the Withdrawal Phase, and occurring every twelve months thereafter.

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If the MGWB Reset Option is exercised we may, at our discretion, increase or decrease the MGWB Rider
Charge at the time of such exercise; however, it will never exceed the maximum MGWB Rider Charge shown in “MGWB Rider Charge,” above. If we are issuing the MGWB rider in this form as of the reset option date, the MGWB Rider Charge at time of reset will not exceed the charge then in effect for new MGWB riders issued as of the current MGWB rider’s reset option date. In addition, upon reset, the MGWB rider will become subject to any investment option restrictions then in effect for new MGWB riders being issued at the time of reset.

Investment Option Restrictions. In order to mitigate the insurance risk inherent in our guarantee to provide you with guaranteed withdrawals, (subject to the terms and conditions described in this supplement), we require that your eligible account value be allocated in accordance with certain limitations. In general, to the extent you choose not to invest in Accepted Investment Options, we require that at least 25% of your eligible account value not so invested be invested in the Fixed Allocation Investment Options. We will require this allocation regardless of your investment instructions to the contrary, as described below.

While the MGWB rider is in effect, eligible account value allocated to investment options other than Accepted
Investment Options will be rebalanced so as to maintain at least 25% of such eligible account value in the
Fixed Allocation Investment Options. See “MGWB Rebalancing,” below.

     Accepted Investment Options. Currently, the only Accepted Investment Option is the ING MFS Total
Return Portfolio. We may designate newly available investment options as Accepted Investment Options or reclassify any existing investment options as Accepted Investment Options.

     Conditional Investment Options. Conditional Investment Options consist of the following three categories:

1)	Fixed Allocation Investment Options: Currently, the Fixed Allocation Investment Options are the
ING Fixed Account, the ING VP Intermediate Bond Portfolio, and the Guaranteed Accumulation
Account. We may add newly-available investment options as Fixed Allocation Investment Options.
2)	Restricted Investment Options: Currently, the ING GET U.S. Core Portfolio is designated as a
Restricted Investment Option. Transfers or deposits into Restricted Investment Options are not permitted while the MGWB rider is in effect. We may in the future designate newly-available investment options as Restricted Investment Options.
3)	Other Investment Options: We call any investment not designated as a Fixed Allocation
Investment Option, Restricted Investment Option, or Accepted Investment Option an “Other
Investment Option.” Other Investment Options are subject to restrictions as to the amount of eligible account value that may be invested or transferred into such investment options.

     Fixed Rebalancing Investment Option. The ING VP Intermediate Bond Portfolio is designated as the
Fixed Rebalancing Investment Option.

     MGWB Rebalancing. If, on any MGWB Rebalancing Date (defined below), your eligible account value invested in the Fixed Allocation Investment Options is less than 25% of your eligible account value invested in the Conditional Investment Options, we will automatically rebalance your eligible account value allocated to the Conditional Investment Options so that 25% of this amount is allocated to the Fixed Allocation Investment
Options. Any amount so rebalanced will be allocated to the Fixed Rebalancing Investment Option. Accepted
Investment Options are excluded from MGWB Rebalancing. MGWB Rebalancing is done on a pro rata basis from the Other Investment Options to the Fixed Rebalancing Investment Option, and will be the last transaction processed on that date.

The MGWB Rebalancing Dates are as follows:

1)	The rider date and any rider anniversary;
2)	Any day on which you withdraw amounts from the Fixed Allocation Investment Options;
3)	Any day on which you transfer or reallocate amounts from the Fixed Allocation Investment Options, whether such transfer or reallocation is automatic or directed by you; and
4)	Any day on which we receive transfer/rollover amounts that are considered eligible purchase payments under the MGWB rider.

See “Appendix B – Examples of MGWB Rebalancing.”

                                                                                             9 of 13

MGWB Rebalancing will not occur on an MGWB Rebalancing Date if you are entirely invested in Accepted
Investment Options, or if at least 25% of your eligible account value invested in the Conditional Investment
Options is allocated to the Fixed Allocation Investment Options.

MGWB Rebalancing is separate from any other automatic rebalancing under the contract. However, if another automatic rebalancing option under the contract causes your allocations to be out of compliance with the investment option restrictions noted above, MGWB Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations.

In certain circumstances MGWB Rebalancing may result in a reallocation into the Fixed Rebalancing
Investment Option even if you have not previously been invested in it. See “Appendix B – Examples of
MGWB Rebalancing.” By electing to purchase the MGWB rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed
Rebalancing Investment Option. You should not purchase the MGWB rider if you do not wish to have your eligible account value reallocated in this manner.

Cancellation of the MGWB Rider. You may cancel the MGWB rider on the 5th rider anniversary, on the 10th rider anniversary, or on any rider anniversary thereafter, by providing us written notice in good order at the
Opportunity Plus Service Center on or prior to the applicable rider anniversary.

Other than as provided under “Automatic Periodic Benefit Status,” above, the MGWB rider will automatically terminate on the next valuation following the occurrence of the following:

1)	The MGWB Guaranteed Remaining Balance is reduced to zero (if a non life rider withdrawal option was elected);
2)	The contract is terminated accordance with contractual provisions;
3)	You initiate a loan;
4)	You initiate income phase payments; or
5)	You die.

The MGWB rider has no cash surrender value or other non-forfeiture benefits upon termination.

Federal Tax Considerations. We currently treat any amounts paid to you under the MGWB rider while in
Automatic Periodic Benefit Status as income phase payments rather than withdrawals.

                                                                                             10 of 13

                     APPENDIX A – MGWB RIDER PARTIAL WITHDRAWAL EXAMPLES

For the purposes of these examples, eligible account value means your account value excluding any amount invested in an employee Roth 403(b) account.

Example 1: Adjustment to the MGWB Remaining Guaranteed Balance for a withdrawal that does not exceed the Maximum Annual Withdrawal.

Assume the Maximum Annual Withdrawal is $5,000 and a withdrawal of $5,000 net, with $0 early withdrawal charges and/or MVA, is taken.

	Eligible Account Value	MGWB Base	MGWB Remaining Guaranteed Balance
Values just prior to the withdrawal	$100,000	$100,000	$100,000
Values after the withdrawal	$95,000	$100,000	$95,000

MGWB Remaining Guaranteed Balance is reduced dollar for dollar for withdrawals that do not exceed the
Maximum Annual Withdrawal.

Example 2: Adjustment to the MGWB Remaining Guaranteed Balance and the MGWB Base for a
withdrawal in excess of the Maximum Annual Withdrawal.

Assume (a) the Maximum Annual Withdrawal is $5,000; (b) the MAW Percentage is 5%; (c) a withdrawal of
$2,000 net, with $0 early withdrawal charges and/or MVA, is taken; (d) cumulative net withdrawals previously taken during the calendar year totaled $4,000; and (e) eligible account value has decreased to $90,000 prior to this withdrawal.

	Eligible Account Value	MGWB Base	MGWB Remaining Guaranteed Balance	Maximum Annual Withdrawal
Values just prior to the withdrawal	$90,000	$100,000	$96,000	$5,000
Values after the withdrawal	$88,000	$88,000	$88,000	$4,400

The net withdrawal of $2,000 has caused the cumulative net withdrawals taken during the calendar year to equal $6,000 ($4,000 + $2,000) which exceed the Maximum Annual Withdrawal of $5,000. As a result, the
MGWB Base and the MGWB Remaining Guaranteed Balance are reduced to the lesser of the MGWB
Remaining Guaranteed Balance less the net withdrawal, $94,000 ($96,000 - $2,000), or the eligible account value immediately after the withdrawal, $88,000 ($90,000 - $2,000). The Maximum Annual Withdrawal is
now reduced to $4,400 ($88,000 x 5%).

Example 3: Adjustment to the MGWB Remaining Guaranteed Balance and the MGWB Base for a
withdrawal in excess of the Maximum Annual Withdrawal, including early withdrawal charges and/or negative MVA.

Assume the Maximum Annual Withdrawal is $5,000, the MAW Percentage is 5%, and a withdrawal of $5,500 net, with early withdrawal charges or negative MVA of $500, is taken.

	Eligible Account Value	MGWB Base	MGWB Remaining Guaranteed Balance	Maximum Annual Withdrawal
Values just prior to the withdrawal	$100,000	$100,000	$100,000	$5,000
Values after the withdrawal	$94,000	$94,000	$94,000	$4,700

The gross withdrawal of $6,000 ($5,500 + $500) reduces eligible account value. The net withdrawal of $5,500 exceeds the Maximum Annual Withdrawal of $5,000. As a result, the MGWB Base and the MGWB
Remaining Guaranteed Balance are reduced to the lesser of the MGWB Remaining Guaranteed Balance less the net withdrawal, $94,500 (100,000 - $5,500) or the eligible account value immediately after the withdrawal,
$94,000 ($100,000 - $6,000). The Maximum Annual Withdrawal is now reduced to $4,700 ($94,000 x 5%).

                                                                                             11 of 13

Example 4: A withdrawal exceeds the Maximum Annual Withdrawal but does not exceed the Additional
Withdrawal Amount.

Assume the Maximum Annual Withdrawal is $5,000. On the first day of the calendar year, the Required
Minimum Distribution for the current calendar year applicable to this contract is determined to be $6,000. The
Additional Withdrawal Amount is set to equal the excess of this amount above the Maximum Annual
Withdrawal, $1,000 ($6,000 - $5,000).

Also assume a withdrawal of $2,000 net, with $0 early withdrawal charges and/or MVA, is taken and cumulative net withdrawals previously taken during the calendar year totaled $4,000.

	Eligible Account Value	MGWB Base	MGWB Remaining Guaranteed Balance	Maximum Annual Withdrawal
Values just prior to the withdrawal	$96,000	$100,000	$96,000	$5,000
Values after the withdrawal	$94,000	$100,000	$94,000	$5,000

Total net withdrawals taken, $6,000 ($4,000 + $2,000), exceed the Maximum Annual Withdrawal, $5,000.
However the MGWB Base and the MGWB Remaining Guaranteed Balance are not adjusted as described in
Example 2 above because the total net withdrawals taken ($6,000) did not exceed the sum of the Maximum
Annual Withdrawal and the Additional Withdrawal Amount of $6,000 ($5,000 + 1,000). Instead, only the
MGWB Remaining Guaranteed Balance is reduced dollar for dollar for the amount of the withdrawal to
$94,000 ($96,000 - $2,000). If the total net withdrawals taken had exceeded the sum of the Maximum Annual
Withdrawal and the Additional Withdrawal Amount, the MGWB Base and the MGWB Remaining Guaranteed
Balance would be adjusted as described in Example 2, above.

Example 5: The Reset Option is utilized.

Assume the Maximum Annual Withdrawal is $5,000, the MAW Percentage is 5%, and the eligible account value has increased above the MGWB Base.

	Eligible Account Value	MGWB Base	MGWB Remaining Guaranteed Balance	Maximum Annual Withdrawal
Values just prior to reset	$110,000	$100,000	$90,000	$5,000
Values after the reset	$110,000	$110,000	$110,000	$5,500

Upon reset, the MGWB Base and the MGWB Remaining Guaranteed Balance are increased to the eligible account value. The Maximum Annual Withdrawal is now $5,500 ($110,000 x 5%).

                                                                                             12 of 13

                                          APPENDIX B – EXAMPLES OF MGWB REBALANCING

The following examples are designed to assist you in understanding how MGWB Rebalancing works. The examples assume that there are no investment earnings or losses.

I. Subsequent Payments

A. Assume that on Day 1, you purchase the MGWB rider and your eligible account value (i.e., your account value excluding any amounts invested in an employee Roth 403(b) account) is $100,000, which is allocated
100% to Accepted Investment Options. No MGWB Rebalancing would occur, because this allocation meets the required investment option allocation.

B. Assume that on Day 2, you invest an additional purchase payment of $500,000, bringing your total eligible account value to $600,000, and you allocate this purchase payment 100% to Other Investment Options.
Because the percentage allocated to the Fixed Allocation Investment Options (0%) is less than 25% of the total amount allocated to the Fixed Allocation Investment Options and the Other Investment Options, we will automatically reallocate $125,000 from the amount allocated to the Other Investment Options (25% of the
$500,000 allocated to the Other Investment Options) to the Fixed Rebalancing Investment Option. Your
ending allocations will be $100,000 to Accepted Investment Options, $125,000 to the Fixed Rebalancing
Investment Option, and $375,000 to the Other Investment Options.

II. Partial Withdrawals

A. Assume that on Day 1, you purchase the MGWB rider and your eligible account value is $100,000, which is allocated 70% to Accepted Investment Options ($70,000), 25% to the Fixed Allocation Investment Options
($25,000), and 5% to Other Investment Options ($5,000). No MGWB Rebalancing would occur, because this allocation meets the required investment option allocation.

B. Assume that on Day 2, you request a partial withdrawal of $24,000 from the Fixed Allocation Investment
Options. Because the remaining amount allocated to the Fixed Allocation Investment Options ($1,000) is less than 25% of the total amount allocated to the Fixed Allocation Investment Options and the Other Investment
Options, we will automatically reallocate $500 from the Other Investment Options to the Fixed Rebalancing
Investment Option, so that the amount allocated to the Fixed Allocation Investment Options ($1,500) is 25% of
the total amount allocated to the Fixed Allocation Investment Options and Other Investment Options ($6,000).
X.75962-07C	June 2007

                                                                                             13 of 13

                                             VARIABLE ANNUITY ACCOUNT C
                                             PART C - OTHER INFORMATION

Item 24.	Financial Statements and Exhibits
(a)	Financial Statements:
(1)		Incorporated by reference in Part A:
Condensed Financial Information
(2)		Incorporated by reference in Part B:
Financial Statements of Variable Annuity Account C:
		-	Report of Independent Registered Public Accounting Firm
		-	Statements of Assets and Liabilities as of December 31, 2006
		-	Statements of Operations for the year ended December 31, 2006
		-	Statements of Changes in Net Assets for the years ended December 31, 2006 and 2005
		-	Notes to Financial Statements
Consolidated Financial Statements of ING Life Insurance and Annuity Company:
		-	Report of Independent Registered Public Accounting Firm
		-	Consolidated Statements of Operations for the years ended December 31,
2006, 2005 and 2004
		-	Consolidated Balance Sheets as of December 31, 2006 and 2005
		-	Consolidated Statements of Changes in Shareholder’s Equity for the years ended December 31, 2006, 2005 and 2004
		-	Consolidated Statements of Cash Flows for the years ended December 31,
2006, 2005 and 2004
		-	Notes to Consolidated Financial Statements
(b)	Exhibits
	(1)		Resolution establishing Variable Annuity Account C · Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on
Form N-4 (File No. 33-75986), as filed on April 22, 1996.
	(2)		Not Applicable
	(3.1)		Standard Form of Broker-Dealer Agreement · Incorporated by reference to
Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File
No. 33-81216), as filed on April 11, 2006.
	(3.2)		Underwriting Agreement dated November 17, 2006 between ING Life
Insurance and Annuity Company and ING Financial Advisers, LLC ·
Incorporated by reference to Post-Effective Amendment No. 34 to Registration
Statement on Form N-4 (File No. 33-75996), as filed on December 20, 2006.
	(4.1)		Variable Annuity Contract (G-TDA-HH(XC/M)) · Incorporated by reference to
Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File
No. 33-75962), as filed on April 17, 1996.
	(4.2)		Variable Annuity Contract (G-TDA-HH(XC/S)) · Incorporated by reference to
Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File
No. 33-75962), as filed on April 17, 1996.

(4.3)	Variable Annuity Certification (GTCC-HH(XC/M)) · Incorporated by
reference to Post-Effective Amendment No. 14 to Registration Statement on
Form N-4 (File No. 33-75962), as filed on April 17, 1998.
(4.4)	Variable Annuity Certificate (GTCC-HH(XC/S)) · Incorporated by reference to
Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File
No. 33-75962), as filed on April 17, 1998.
(4.5)	Variable Annuity Contract GAGOV-98(NY) · Incorporated by reference to
Post-Effective Amendment No. 39 to Registration Statement on Form N-4 (File
No. 33-75962), as filed on December 17, 2004.
(4.6)	Endorsement (EGET-IC(R)NY) to Contracts G-TDA-HH(XC/M) and
G-TDA-HH(XC/S) · Incorporated by reference to Post-Effective Amendment
No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on
April 12, 1996.
(4.7)	Endorsement (ENYSUTMF97) to Contract G-TDA-HH(XC/M) · Incorporated
by reference to Post-Effective Amendment No. 11 to Registration Statement on
Form N-4 (File No. 33-75962), as filed on April 14, 1997.
(4.8)	Endorsement (ENYSUTMF97(S)) to Contract G-TDA-HH(XC/S) · Incorporated
by reference to Post-Effective Amendment No. 11 to Registration Statement on
Form N-4 (File No. 33-75962), as filed on April 14, 1997.
(4.9)	Endorsement (EGAA(5/98) NY) to Contracts G-TDA-HH(XC/M) and G-TDA-
HH(XC/S) and Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S) ·
Incorporated by reference to Post-Effective Amendment No. 14 to Registration
Statement on Form N-4 (File No. 33-75962), as filed on April 17, 1998.
(4.10)	Endorsement (EG403-GIE-98)-XC to Contract G-TDA-HH(XC/M) and
Certificate GTCC-HH(XC/M) · Incorporated by reference to Post-Effective
Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on September 10, 1998.
(4.11)	Endorsement (EG403-GI-98) to Contract G-TDA-HH(XC/M) and Certificate
GTCC-HH(XC/M) · Incorporated by reference to Post-Effective Amendment
No. 15 to Registration Statement on Form N-4 (File No. 33-75962), as filed on
September 15, 1998.
(4.12)	Endorsement (EGET-99) to Contracts G-TDA-HH(XC/M) and G-TDA-
HH(XC/S) · Incorporated by reference to Post-Effective Amendment No. 13 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7,
1999.
(4.13)	Endorsement (ENYS-XC/M-00) to Contract G-TDA-HH(XC/M) and
Certificate G-TDA-HH(XC/M) · Incorporated by reference to Post-Effective
Amendment No. 22 to Registration Statement on Form S-1 (File No. 33-
75962), as filed on April 13, 2000.
(4.14)	Endorsement (ENYS-XC/S-00) to Contract G-TDA-HH(XC/S) and Certificate
G-TDA-HH(XC/S) · Incorporated by reference to Post-Effective Amendment
No. 22 to Registration Statement on Form S-1 (File No. 33-75962), as filed on
April 13, 2000.

(4.15)	Endorsement (EGSF-IB(XC/M)) to Contract G-TDA-HH(XC/M) and
Certificate GTCC-HH(XC/M) · Incorporated by reference to Post-Effective
Amendment No. 25 to Registration Statement on Form N-4 (File No. 33-
75962), as filed on December 6, 2000.
(4.16)	Endorsement (EGAA-ID(XC)) to Contract G-TDA-HH(XC/S) and Certificate
GTCC-HH(XC/S) · Incorporated by reference to Post-Effective Amendment
No. 25 to Registration Statement on Form N-4 (File No. 33-75962), as filed on
December 6, 2000.
(4.17)	Endorsement EDSC-94(XC/M) to Contract G-TDA-HH(XC/M) and Certificate
GTCC-HH(XC/M) · Incorporated by reference to Post-Effective Amendment
No. 26 to Registration Statement on Form N-4 (File No. 33-75962), as filed on
December 13, 2000.
(4.18)	Endorsement (ENYS-AR-01) to Contracts G-TDA-HH(XC/M) and
G-TDA-HH(XC/S) and Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S)
· Incorporated by reference to Post-Effective Amendment No. 30 to
Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8,
2002.
(4.19)	Endorsement EEGTRRA-HEG(01) to Contracts G-TDA-HH(XC/M) and
G-TDA-HH(XC/S) and Contract Certificates GTCC-HH(XC/M) and GTCC-
HH(XC/S) · Incorporated by reference to Post-Effective Amendment No. 30 to
Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8,
2002.
(4.20)	Endorsement E-LOANSBA(1/02) to Contracts G-TDA-HH(XC/M) and G-
TDA-HH(XC/S) and Contract Certificates GTCC-HH(XC/M) and GTCC-
HH(XC/S) · Incorporated by reference to Post-Effective Amendment No. 39 to
Registration Statement on Form N-4 (File No. 33-75962), as filed on December
17, 2004.
(4.21)	Contract Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S) · Incorporated
by reference to Post-Effective Amendment No. 39 to Registration Statement on
Form N-4 (File No. 33-75962), as filed on December 17, 2004.
(4.22)	Endorsements ENMCHG(05/02) and ENMCHG1(05/02) for name change ·
Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.
(4.23)	Variable Annuity Contract Certificate GAGOVC-98(NY) · Incorporated by
reference to Post-Effective Amendment No. 39 to Registration Statement on
Form N-4 (File No. 33-75962), as filed on December 17, 2004.
(4.24)	Endorsement EGOVCC-NYS-03 to Contract GAGOV-98(NY) and Contract
Certificate GAGOVC-98(NY) · Incorporated by reference to Post-Effective
Amendment No. 39 to Registration Statement on Form N-4 (File No. 33-
75962), as filed on December 17, 2004.
(4.25)	Roth 403(b) Endorsement - E-ROTH403B-M-05 to Contract G-TDA-
HH(XC/M) and Certificate GTCC-HH(XC/M) · Incorporated by reference to
Post-Effective Amendment No. 43 to Registration Statement on Form N-4 (File
No. 33-75962), as filed on April 11, 2006.

(4.26)	Roth 403(b) Endorsement - E-ROTH403B-S-05 to Contract G-TDA-HH(XC/S)
and Certificate GTCC-HH(XC/S) · Incorporated by reference to Post-Effective
Amendment No. 43 to Registration Statement on Form N-4 (File No. 33-
75962), as filed on April 11, 2006.
(4.27)	Endorsement E-NYSUTDB-06 · Incorporated by reference to Post-Effective
Amendment No. 46 to Registration Statement on Form N-4 (File No. 33-
75962), as filed on September 27, 2006.
(4.28)	Endorsement E-LNDFLT (1/04) to Contracts G-TDA-HH(XC/M) and
G-TDA-HH(XC/S) and Contract Certificates GTCC-HH(XC/M) and
GTCC-HH(XC/S) · Incorporated by reference to Post-Effective Amendment
No. 48 to Registration Statement on Form N-4 (File No. 33-75962), as filed on
April 10, 2007.
(4.29)	Endorsement ENYSTINTM (9/04) to Contract G-TDA-HH(XC/M) and
Contract Certificate GTCC-HH(XC/M) · Incorporated by reference to Post-
Effective Amendment No. 48 to Registration Statement on Form N-4 (File No.
33-75962), as filed on April 10, 2007.
(4.30)	Endorsement ENYSTINTS (9/04) to Contract G-TDA-HH(XC/S) and Contract
Certificate GTCC-HH(XC/S) · Incorporated by reference to Post-Effective
Amendment No. 48 to Registration Statement on Form N-4 (File No. 33-
75962), as filed on April 10, 2007.
(4.31)	Endorsement ENYSUTBEN 97 to Contracts G-TDA-HH(XC/M) and
G-TDA-HH(XC/S) and Contract Certificate GTCC-HH(XC/S) · Incorporated
by reference to Post-Effective Amendment No. 48 to Registration Statement on
Form N-4 (File No. 33-75962), as filed on April 10, 2007.
(4.32)	Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (MGWB)-
(E-MGWB-07) to Contracts G-TDA-HH(XC/M) and G-TDA-HH(XC/S) and
Contract Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S)
(4.33)	Rider Schedule to Minimum Guaranteed Withdrawal Benefit (E-MGWB-07
SCH) to Contracts G-TDA-HH(XC/M) and G-TDA-HH(XC/S) and Contract
Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S)
(5.1)	Variable Annuity Contract Application (300-GTD-NY(5/98)) · Incorporated by
reference to Post-Effective Amendment No. 15 to Registration Statement on
Form N-4 (File No. 33-75962), as filed on September 15, 1998.
(5.2)	Variable Annuity Contract Application (300-AD457-98(X)) to Contract
GAGOV-98(NY) and Contract Certificate GAGOVC-98(NY) · Incorporated
by reference to Post-Effective Amendment No. 39 to Registration Statement on
Form N-4 (File No. 33-75962), as filed on December 17, 2004.
(6.1)	Restated Certificate of Incorporation (amended and restated as of January 1,
2002) of ING Life Insurance and Annuity Company · Incorporated by
reference to ING Life Insurance and Annuity Company Annual Report on Form
10-K (File No. 33-23376), as filed on March 28, 2002.
(6.2)	Amended and Restated By-Laws of ING Life Insurance and Annuity Company,
effective January 1, 2005 · Incorporated by reference to the ILIAC 10-Q, as filed on May 13, 2005 (File No. 033-23376, Accession No. 0001047469-05-
014783).
(7)	Not Applicable

(8.1)	Fund Participation Agreement dated June 30, 1998 by and among AIM
Variable Insurance Funds, Inc., A I M Distributors, Inc. and Aetna Life
Insurance and Annuity Company · Incorporated by reference to Pre-Effective
Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-
56297), as filed on August 4, 1998.
(8.2)	Amendment No. 1 dated October 1, 2000 to Participation Agreement dated
June 30, 1998 by and among AIM Variable Insurance Funds (formerly AIM
Variable Insurance Funds, Inc.), A I M Distributors, Inc. and Aetna Life
Insurance and Annuity Company · Incorporated by reference to Post-Effective
Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on April 13, 2001.
(8.3)	First Amendment dated November 17, 2000 to Participation Agreement dated
June 30, 1998 by and among AIM Variable Insurance Funds, (formerly AIM
Variable Insurance Funds, Inc.), A I M Distributors, Inc. and Aetna Life
Insurance and Annuity Company · Incorporated by reference to Post-Effective
Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on April 13, 2001.
(8.4)	Amendment dated as of July 12, 2002 to Participation Agreement dated as of
June 30, 1998, as amended on October 1, 2000 and November 17, 2000 by and among AIM Variable Insurance Funds, A I M Distributors, Inc., Aetna Life
Insurance and Annuity Company and Aetna Investment Services, LLC ·
Incorporated by reference to Post-Effective Amendment No. 32 to Registration
Statement on Form N-4 (File No. 33-75988), as filed on April 13, 2004.
(8.5)	Service Agreement effective June 30, 1998 between Aetna Life Insurance and
Annuity Company and AIM Advisors, Inc. · Incorporated by reference to Pre-
Effective Amendment No. 1 to Registration Statement on Form N-4 (File No.
333-56297), as filed on August 4, 1998.
(8.6)	First Amendment dated October 1, 2000 to the Service Agreement dated June
30, 1998 between Aetna Life Insurance and Annuity Company and AIM
Advisors, Inc. · Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on
November 30, 2000.
(8.7)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between AIM Investment Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Security Life of Denver Insurance Company
and Systematized Benefits Administrators Inc.
(8.8)	Fund Participation Agreement dated as of May 1, 1998 by and among Aetna
Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund
on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. · Incorporated by reference to
Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8,
1998.

(8.9)	Amendment dated November 9, 1998 to Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and
Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares,
Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series,
Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable
Portfolios, Inc. on behalf of each of its series, and Aeltus Investment
Management, Inc. · Incorporated by reference to Post-Effective Amendment
No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on
December 14, 1998.
(8.10)	Second Amendment dated December 31, 1999 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 by and among
Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna
Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna
GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. · Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4
(File No. 333-01107), as filed on February 16, 2000.
(8.11)	Third Amendment dated February 11, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 and December 31,
1999 by and among Aetna Life Insurance and Annuity Company and Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna
Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable
Portfolios, Inc. on behalf of each of its series, and Aeltus Investment
Management, Inc. · Incorporated by reference to Post-Effective Amendment
No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
April 4, 2000.
(8.12)	Fourth Amendment dated May 1, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and
February 11, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares,
Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series,
Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable
Portfolios, Inc. on behalf of each of its series, and Aeltus Investment
Management, Inc. · Incorporated by reference to Post-Effective Amendment
No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
April 4, 2000.

(8.13)	Fifth Amendment dated February 27, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31,
1999, February 11, 2000 and May 1, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund,
Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus
Investment Management, Inc. · Incorporated by reference to Post-Effective
Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on April 13, 2001.
(8.14)	Sixth Amendment dated June 19, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999,
February 11, 2000, May 1, 2000 and February 27, 2001 among Aetna Life
Insurance and Annuity Company, Aeltus Investment Management, Inc. and
Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares,
Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series,
Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna
Variable Portfolios, Inc. on behalf of each of its series · Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on
Form N-4 (File No. 33-75988), as filed on April 13, 2004.
(8.15)	Service Agreement effective as of May 1, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in
connection with the sale of shares of Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund
on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series · Incorporated by reference to Registration Statement on Form N-4 (File
No. 333-56297), as filed on June 8, 1998.
(8.16)	Amendment dated November 4, 1998 and effective as of October 15, 1998 to
Service Agreement effective as of May 1, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in
connection with the sale of shares of Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund
on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series · Incorporated by reference to Post-Effective Amendment No. 2 to
Registration Statement on Form N-4 (File No. 333-56297), as filed on
December 14, 1998.

(8.17)	Second Amendment dated February 11, 2000 to Service Agreement effective as of May 1, 1998 and amended on November 4, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in
connection with the sale of shares of Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund
on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series · Incorporated by reference to Post-Effective Amendment No. 20 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4,
2000.
(8.18)	Third Amendment dated May 1, 2000 to Service Agreement effective as of
May 1, 1998 and amended on November 4, 1998 and February 11, 2000 between Aeltus Investment Management, Inc. and Aetna Life Insurance and
Annuity Company in connection with the sale of shares of Aetna Variable
Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP,
Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios,
Inc. on behalf of each of its series · Incorporated by reference to Post-Effective
Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on April 4, 2000.
(8.19)	Fourth Amendment dated as of June 26, 2001 to Service Agreement with
Investment Advisor effective as of May 1, 1998, as amended on November 4,
1998, February 11, 2000 and May 1, 2000 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in
connection with the sale of shares of Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund
on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series · Incorporated by reference to Post-Effective Amendment No. 32 to
Registration Statement on Form N-4 (File No. 33-75988), as filed on April 13,
2004.
(8.20)	Fund Participation Agreement dated December 1, 1997 among Calvert
Responsibly Invested Balanced Portfolio, Calvert Asset Management
Company, Inc. and Aetna Life Insurance and Annuity Company · Incorporated
by reference to Post-Effective Amendment No. 8 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on February 19, 1998.
(8.21)	Service Agreement dated December 1, 1997 between Calvert Asset
Management Company, Inc. and Aetna Life Insurance and Annuity Company ·
Incorporated by reference to Post-Effective Amendment No. 8 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.
(8.22)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Calvert Distributors, Inc., ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc.

(8.23)	Fund Participation Agreement dated February 1, 1994 and amended on
December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and
March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable
Insurance Products Fund and Fidelity Distributors Corporation · Incorporated
by reference to Post-Effective Amendment No. 12 to Registration Statement on
Form N-4 (File No. 33-75964), as filed on February 11, 1997.
(8.24)	Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995,
May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity
Distributors Corporation · Incorporated by reference to Post-Effective
Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-
34370), as filed on September 29, 1997.
(8.25)	Sixth Amendment dated as of November 6, 1997 to the Fund Participation
Agreement dated February 1, 1994 and amended on December 15, 1994,
February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1,
1997 between Aetna Life Insurance and Annuity Company, Variable Insurance
Products Fund and Fidelity Distributors Corporation · Incorporated by
reference to Post-Effective Amendment No. 16 to Registration Statement on
Form N-4 (File No. 33-75964), as filed on February 9, 1998.
(8.26)	Seventh Amendment dated as of May 1, 1998 to the Fund Participation
Agreement dated February 1, 1994 and amended on December 15, 1994,
February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997
and November 6, 1997 between Aetna Life Insurance and Annuity Company,
Variable Insurance Products Fund and Fidelity Distributors Corporation ·
Incorporated by reference to Registration Statement on Form N-4 (File No.
333-56297), as filed on June 8, 1998.
(8.27)	Eighth Amendment dated as of December 1, 1999 to the Fund Participation
Agreement dated February 1, 1994 and amended on December 15, 1994,
February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997,
November 6, 1997 and May 1, 1998 between Aetna Life Insurance and Annuity
Company, Variable Insurance Products Fund and Fidelity Distributors
Corporation · Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
February 16, 2000.
(8.28)	Fund Participation Agreement dated February 1, 1994 and amended on
December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and
March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable
Insurance Products Fund II and Fidelity Distributors Corporation · Incorporated
by reference to Post-Effective Amendment No. 12 to Registration Statement on
Form N-4 (File No. 33-75964), as filed on February 11, 1997.

(8.29)	Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995,
May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity
Distributors Corporation · Incorporated by reference to Post-Effective
Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-
34370), as filed on September 29, 1997.
(8.30)	Sixth Amendment dated as of January 20, 1998 to the Fund Participation
Agreement dated February 1, 1994 and amended on December 15, 1994,
February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1,
1997 between Aetna Life Insurance and Annuity Company, Variable Insurance
Products Fund II and Fidelity Distributors Corporation · Incorporated by
reference to Post-Effective Amendment No. 7 to Registration Statement on
Form S-6 (File No. 33-75248), as filed on February 24, 1998.
(8.31)	Seventh Amendment dated as of May 1, 1998 to the Fund Participation
Agreement dated February 1, 1994 and amended on December 15, 1994,
February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997
and January 20, 1998 between Aetna Life Insurance and Annuity Company,
Variable Insurance Products Fund II and Fidelity Distributors Corporation ·
Incorporated by reference to Registration Statement on Form N-4 (File No.
333-56297), as filed on June 8, 1998.
(8.32)	Eighth Amendment dated December 1, 1999 to Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995,
May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997, January 20, 1998
and May 1, 1998 between Aetna Life Insurance and Annuity Company,
Variable Insurance Products Fund II and Fidelity Distributors Corporation ·
Incorporated by reference to Post-Effective Amendment No. 19 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(8.33)	Service Agreement effective as of June 1, 2002 by and between Fidelity
Investments Institutional Operations Company, Inc. and ING Financial
Advisers, LLC · Incorporated by reference to Post-Effective Amendment No.
33 to Registration Statement on Form N-4 (File No. 33-75988), as filed on
August 5, 2004.
(8.34)	Service Contract effective as of June 1, 2002 and amended on June 20, 2003 by and between Directed Services, Inc., ING Financial Advisers, LLC, and
Fidelity Distributors Corporation · Incorporated by reference to Post-Effective
Amendment No. 33 to Registration Statement on Form N-4 (File No. 33-
75988), as filed on August 5, 2004.
(8.35)	First Amendment effective April 1, 2005 to Service Contract between Fidelity
Distributors Corporation and ING Financial Advisers, Inc. dated June 1, 2002 and amended on June 20, 2003 · Incorporated by reference to Post-Effective
Amendment No. 47 to Registration Statement on Form N-4 (File No. 33-
75962), as filed on November 21, 2006.

(8.36)	Second Amendment effective April 1, 2006 to Service Contract between
Fidelity Distributors Corporation and ING Financial Advisers, Inc. dated June
1, 2002 and amended on June 20, 2003 and April 1, 2005 · Incorporated by reference to Post-Effective Amendment No. 47 to Registration Statement on
Form N-4 (File No. 33-75962), as filed on November 21, 2006.
(8.37)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Fidelity Distributors Corporation, ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Security Life of Denver Insurance Company
and Systematized Benefits Administrators Inc.
(8.38)	Participation Agreement dated as of July 20, 2001 by and among Franklin
Templeton Variable Insurance Products Trust, Franklin Templeton Distributors,
Inc. and Aetna Life Insurance and Annuity Company · Incorporated by
reference to Post-Effective Amendment No. 27 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on October 26, 2001.
(8.39)	Amendment dated as of January 2, 2002 to Participation Agreement dated as of
July 20, 2001 by and among Franklin Templeton Variable Insurance Products
Trust, Franklin Templeton Distributors, Inc., Aetna Life Insurance and Annuity
Company, Aetna Insurance Company of America, Golden American Life
Insurance Company and Direct Services, Inc. · Incorporated by reference to
Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on April 10, 2002.
(8.40)	Second Amendment dated as of December 10, 2003 to Participation Agreement dated as of July 20, 2001 and as amended on January 2, 2002 by and among
Franklin Templeton Variable Insurance Products Trust, Franklin Templeton
Distributors, Inc., ING Life Insurance and Annuity Company, ING Insurance
Company of America, Golden American Life Insurance Company and Direct
Services, Inc. · Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April
13, 2004.
(8.41)	Third Amendment dated May 3, 2004 to Participation Agreement dated as of
July 20, 2001 and as amended on January 2, 2002 and December 10, 2003 by and among Franklin Templeton Variable Insurance Products Trust, Franklin
Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING
Insurance Company of America, Golden American Life Insurance Company
and Direct Services, Inc. and Reliastar Life Insurance Company · Incorporated
by reference to Post-Effective Amendment No. 30 to Registration Statement on
Form N-4 (File No. 33-81216), as filed on April 12, 2005.
(8.42)	Amended and Restated Administrative Services Agreement executed as of
October 3, 2005, between Franklin Templeton Services, LLC, ING Life
Insurance and Annuity Company, ING Insurance Company of America, ING
USA Annuity and Life Insurance Company and ReliaStar Life Insurance
Company · Incorporated by reference to Post-Effective Amendment No. 32 to
Registration Statement on Form N-4 (File No. 33-81216), as filed on April 11,
2006.

(8.43)	Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable
Insurance Products Trust) entered into as of April 16, 2007 among
Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity
Company, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company and ReliaStar Life Insurance Company of New York
(8.44)	Participation Agreement dated April 30, 2003 among ING Life Insurance and
Annuity Company, The GCG Trust (renamed effective May 1, 2003, ING
Investors Trust) and Directed Services, Inc. · Incorporated by reference to Post-
Effective Amendment No. 54 to Registration Statement on Form N-1A (File
No. 33-23512), as filed on August 1, 2003.
(8.45)	Amendment dated October 9, 2006 to the Participation Agreement dated April
30, 2003 among ING Life Insurance and Annuity Company, ING Investors
Trust and Directed Services, Inc. · Incorporated by reference to Post-Effective
Amendment No. 47 to Registration Statement on Form N-4 (File No. 33-
75962), as filed on November 21, 2006.
(8.46)	Fund Participation Agreement dated as of July 20, 2001 between Lord Abbett
Series Fund, Inc. and Aetna Life Insurance and Annuity Company ·
Incorporated by reference to Post-Effective Amendment No. 27 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.
(8.47)	Service Agreement dated as of July 20, 2001 between Lord Abbett & Co. and
Aetna Life Insurance and Annuity Company · Incorporated by reference to
Post-Effective Amendment No. 27 to Registration Statement on Form N-4
(File No. 333-01107), as filed on October 26, 2001.
(8.48)	Rule 22c-2 Agreement effective April 16, 2007 and operational on October
16, 2007 among Lord Abbett Distributor LLC, ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Security Life of Denver Insurance
Company and Systematized Benefits Administrators Inc.
(8.49)	Fund Participation Agreement made and entered into as of April 30, 1996, and amended on September 3, 1996, March 14, 1997 and November 28, 1997 by
and among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity
Company and Massachusetts Financial Services Company · Incorporated by
reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
(8.50)	Fourth Amendment dated May 1, 1998 to the Fund Participation Agreement dated April 30, 1996 and amended on September 3, 1996, March 14, 1997 and
November 28, 1997 by and among MFS Variable Insurance Trust, Aetna Life
Insurance and Annuity Company and Massachusetts Financial Services
Company · Incorporated by reference to Pre-Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 333-56297), as filed on August
4, 1998.

(8.51)	Fifth Amendment dated May 1, 1998 to the Fund Participation Agreement dated April 30, 1996 and amended on September 3, 1996, March 14, 1997 and
November 28, 1997 by and among MFS Variable Insurance Trust, Aetna Life
Insurance and Annuity Company and Massachusetts Financial Services
Company · Incorporated by reference to Post-Effective Amendment No. 4 to
Registration Statement on Form N-4 (File No. 333-56297), as filed on February
16, 1999.
(8.52)	Fifth Amendment dated July 1, 1999 to the Fund Participation Agreement dated
April 30, 1996 and amended on September 3, 1996, March 14, 1997, November
28, 1997 and May 1, 1998 by and among MFS Variable Insurance Trust, Aetna
Life Insurance and Annuity Company and Massachusetts Financial Services
Company · Incorporated by reference to Post-Effective Amendment No. 11 to
Registration Statement on Form N-4 (File No. 333-56297), as filed on
November 23, 1999.
(8.53)	Sixth Amendment dated November 17, 2000 to the Fund Participation
Agreement dated April 30, 1996 and amended on September 3, 1996, March
14, 1997, November 28, 1997, May 1, 1998 and July 1, 1999 by and among
MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company
and Massachusetts Financial Services Company · Incorporated by reference to
Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File
No. 333-49176), as filed on November 30, 2000.
(8.54)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective
October 16, 2007 between MFS Fund Distributors, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Security Life of Denver Insurance Company
and Systematized Benefits Administrators Inc.
(8.55)	Fund Participation Agreement dated as of May 1, 2001 among Pilgrim Variable
Products Trust, Aetna Life Insurance and Annuity Company and ING Pilgrim
Securities, Inc. · Incorporated by reference to Post-Effective Amendment No.
26 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
July 13, 2001.
(8.56)	Amendment dated August 30, 2002 between ING Life Insurance and Annuity
Company, ING Variable Products Trust (formerly known as Pilgrim Variable
Products Trust) and ING Funds Distributor to Fund Participation Agreement
dated May 1, 2001 · Incorporated by reference to Post-Effective Amendment
No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on
April 10, 2003.
(8.57)	Administrative and Shareholder Services Agreement dated April 1, 2001 between ING Funds Services, LLC and ING Life Insurance and Annuity
Company (Administrator for ING Variable Products Trust) · Incorporated by
reference to Post-Effective Amendment No. 28 to Registration Statement on
Form N-4 (File No. 33-75988), as filed on April 10, 2003.

(8.58)	Fund Participation Agreement dated as of July 1, 2001 between Pioneer
Variable Contracts Trust and Aetna Life Insurance and Annuity Company ·
Incorporated by reference to Post-Effective Amendment No. 27 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.
(8.59)	Amendment dated May 1, 2004 to Fund Participation Agreement dated as of
July 1, 2001 between Pioneer Variable Contracts Trust and Aetna Life
Insurance and Annuity Company · Incorporated by reference to Post-Effective
Amendment No. 40 to Registration Statement on Form N-4 (File No. 33-
75962), as filed on April 13, 2005.
(8.60)	Rule 22c-2 Agreement dated March 1, 2007 and is effective as of October 16,
2007 between Pioneer Investment Management Shareholder Services, Inc., ING
Life Insurance and Annuity Company, ING National Trust, ING USA Annuity
and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar
Life Insurance Company of New York, Security Life of Denver Insurance
Company and Systematized Benefits Administrators Inc.
(8.61)	Participation Agreement dated as of November 28, 2001 among Portfolio
Partners, Inc., Aetna Life Insurance and Annuity Company and Aetna
Investment Services, LLC · Incorporated by reference to Post-Effective
Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-
75962), as filed on April 8, 2002.
(8.62)	Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and
Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) and Aetna Investment Services, LLC (to be renamed
ING Financial Advisers, LLC) to Participation Agreement dated November 28,
2001 · Incorporated by reference to Post-Effective Amendment No. 30 to
Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8,
2002.
(8.63)	Amendment dated May 1, 2003 between ING Partners, Inc., ING Life
Insurance and Annuity Company and ING Financial Advisers, LLC to the
Participation Agreement dated as of November 28, 2001 and subsequently amended on March 5, 2002 · Incorporated by reference to Post-Effective
Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-
75988), as filed on April 10, 2003.
(8.64)	Amendment dated November 1, 2004 to the Participation Agreement between
ING Partners, Inc., ING Life Insurance and Annuity Company and ING
Financial Advisers, LLC dated as of November 28, 2001 and subsequently amended on March 5, 2002 and May 1, 2003 · Incorporated by reference to
Post-Effective Amendment No. 20 to Registration Statement on Form N-1A
(File No. 333-32575), as filed on April 1, 2005.
(8.65)	Amendment dated April 29, 2005 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on
March 5, 2002, May 1, 2003 and November 1, 2004 · Incorporated by
reference to Post-Effective Amendment No. 32 to Registration Statement on
Form N-4 (File No. 33-81216), as filed on April 11, 2006.

(8.66)	Amendment dated August 31, 2005 to the Participation Agreement between
ING Partners, Inc., ING Life Insurance and Annuity Company and ING
Financial Advisers, LLC dated November 28, 2001 and subsequently amended on March 5, 2002, May 1, 2003, November 1, 2004 and April 29, 2005 ·
Incorporated by reference to Post-Effective Amendment No. 32 to Registration
Statement on Form N-4 (File No. 33-81216), as filed on April 11, 2006.
(8.67)	Amendment dated December 7, 2005 to the Participation Agreement between
ING Partners, Inc., ING Life Insurance and Annuity Company and ING
Financial Advisers, LLC dated as of November 28, 2001 and subsequently amended on March 5, 2002, May 1, 2003, November 1, 2004, April 29, 2005,
and August 31, 2005 · Incorporated by reference to Post-Effective
Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-
81216), as filed on April 11, 2006.
(8.68)	Amendment dated April 28, 2006 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on
March 5, 2002, May 1, 2003, November 1, 2004, April 29, 2005, August 31,
2005 and December 7, 2005 · Incorporated by reference to Registration
Statement on Form N-4 (File No. 333-134760), as filed on June 6, 2006.
(8.69)	Shareholder Servicing Agreement (Service Class Shares) dated as of November
27, 2001 between Portfolio Partners, Inc. and Aetna Life Insurance and Annuity
Company · Incorporated by reference to Post-Effective Amendment No. 30 to
Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8,
2002.
(8.70)	Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002) and Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity
Company effective May 1, 2002) to the Shareholder Servicing Agreement dated
November 27, 2001 · Incorporated by reference to Post-Effective Amendment
No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on
April 8, 2002.
(8.71)	Amendment dated May 1, 2003 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life
Insurance and Annuity Company dated November 27, 2001, as amended on
March 5, 2002 · Incorporated by reference to Post-Effective Amendment No.
28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on
April 10, 2003.
(8.72)	Amendment dated November 1, 2004 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life
Insurance and Annuity Company dated November 27, 2001, as amended on
March 5, 2002 and May 1, 2003 · Incorporated by reference to Initial
Registration Statement on Form N-4 (File No. 333-134760), as filed on June 6,
2006.

(8.73)	Amendment dated April 29, 2005 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life
Insurance and Annuity Company dated November 27, 2001, and amended on
March 5, 2002, May 1, 2003 and November 1, 2004 · Incorporated by
reference to Post-Effective Amendment No. 32 to Registration Statement on
Form N-4 (File No. 33-81216), as filed on April 11, 2006.
(8.74)	Amendment dated December 7, 2005 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life
Insurance and Annuity Company dated November 27, 2001, and amended on
March 5, 2002, May 1, 2003, November 1, 2004 and April 29, 2005 ·
Incorporated by reference to Initial Registration Statement on Form N-4 (File
No. 333-134760), as filed on June 6, 2006.
(8.75)	Amendment dated April 28, 2006 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life
Insurance and Annuity Company dated November 27, 2001, and amended on
March 5, 2002, May 1, 2003, November 1, 2004, April 29, 2005 and December
7, 2005 · Incorporated by reference to Registration Statement on Form N-4
(File No. 333-134760), as filed on June 6, 2006.
(8.76)	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October
16, 2007 between ING Funds Services, LLC, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc.
(8.77)	(Retail) Fund Participation Agreement dated as of July 1, 2000 between Aetna
Life Insurance and Annuity Company, American Century Services Corporation
and American Century Investment Services, Inc. · Incorporated by reference to
Post-Effective Amendment No. 23 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on December 13, 2000.
(8.78)	(Retail) Amendment No. 1 effective November 7, 2003 to Fund Participation
Agreement dated as of July 1, 2000 between ING Life Insurance and Annuity
Company and American Century Investment Services, Inc. · Incorporated by
reference to Post-Effective Amendment No. 37 to Registration Statement on
Form N-4 (File No. 33-75962), as filed on April 13, 2004.
(8.79)	(Retail) Amendment No. 2 effective October 1, 2004 to Fund Participation
Agreement between ING Life Insurance and Annuity Company and American
Century Investment Services · Incorporated by reference to Post-Effective
Amendment No. 48 to Registration Statement on Form N-4 (File No. 33-
75962), as filed on April 10, 2007.
(8.80)	(Retail) Selling and Services Agreement dated July 1, 2000 by and among
Aetna Investment Services, Inc., Aetna Life Insurance and Annuity Company
and American Century Investment Services · Incorporated by reference to Post-
Effective Amendment No. 48 to Registration Statement on Form N-4 (File No.
33-75962), as filed on April 10, 2007.

(8.81)	(Retail) Amendment No. 1 effective November 7, 2003 to the Selling and
Services Agreement dated July 1, 2000 by and among ING Financial Advisers,
LLC (formerly known as Aetna Investment Services, Inc.), ING Life Insurance
and Annuity Company (formerly known as Aetna Life Insurance and Annuity
Company) and American Century Investment Services, Inc. · Incorporated by
reference to Post-Effective Amendment No. 48 to Registration Statement on
Form N-4 (File No. 33-75962), as filed on April 10, 2007.
(8.82)	(Retail) Amendment No. 2 effective October 1, 2004 to the Selling and
Services Agreement dated July 1, 2000 and amended on November 7, 2003 by and among ING Financial Advisers, LLC (formerly known as Aetna Investment
Services, Inc.), ING Life Insurance and Annuity Company (formerly known as
Aetna Life Insurance and Annuity Company) and American Century
Investment Services, Inc. · Incorporated by reference to Post-Effective
Amendment No. 48 to Registration Statement on Form N-4 (File No. 33-
75962), as filed on April 10, 2007.
(8.83)	(Retail) Rule 22c-2 Agreement dated April 4, 2007 and is effective as of
October 16, 2007 between American Century Investment Services, Inc., ING
Life Insurance and Annuity Company, ING National Trust, ING USA Annuity
and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar
Life Insurance Company of New York, Security Life of Denver Insurance
Company and Systematized Benefits Administrators Inc.
(8.84)	(Retail) Participation Agreement dated as of January 1, 2003 by and among
ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company,
ReliaStar Life Insurance Company of New York, American Funds Distributors,
Inc. and American Funds Service Company · Incorporated by reference to
Post-Effective Amendment No. 42 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on December 16, 2005.
(8.85)	(Retail) First Amendment is made and entered into as of January 3, 2006 to the
Participation Agreement by and among ING Life Insurance and Annuity
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, American Funds Distributors, Inc. and American
Funds Service Company dated January 1, 2003 · Incorporated by reference to
Post-Effective Amendment No. 47 to Registration Statement on Form N-4 (File
No. 33-75962), as filed on November 21, 2006.
(8.86)	(Retail) Selling Group Agreement among American Funds Distributors, Inc.
and Aetna Investment Services, Inc. dated June 30, 2000 · Incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on December 16, 2005.
(8.87)	(Retail) Supplemental Selling Group Agreement by and among American
Funds Distributors, Inc. and Aetna Investment Services, Inc. dated June 30,
2000 · Incorporated by reference to Post-Effective Amendment No. 42 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on
December 16, 2005.
(8.88)	(Retail) Omnibus addendum (R shares) dated February 6, 2004 to the Selling
Group Agreement dated June 30, 2000 and effective January 1, 2003 between
American Funds Distributors, Inc. and ING Financial Advisers, LLC ·
Incorporated by reference to Post-Effective Amendment No. 42 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on December 16, 2005.

(8.89)	(Retail) Rule 22c-2 Agreement dated and effective as of April 16, 2007 and operational on October 16, 2007 between American Funds Service Company,
ING Life Insurance and Annuity Company, ING National Trust, ING USA
Annuity and Life Insurance Company, ReliaStar Life Insurance Company,
ReliaStar Life Insurance Company of New York, Security Life of Denver
Insurance Company and Systematized Benefits Administrators Inc.
(8.90)	(Retail) Fund Participation Agreement dated August 15, 2000 between
Oppenheimer and Aetna Life Insurance and Annuity Company · Incorporated
by reference to Post-Effective Amendment No. 23 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on December 13, 2000.
(8.91)	(Retail) Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Oppenheimer Funds Services, ING
Life Insurance and Annuity Company, ING National Trust, ING USA Annuity
and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar
Life Insurance Company of New York, Security Life of Denver Insurance
Company and Systematized Benefits Administrators Inc.
(8.92)	(Retail) Fund Participation Agreement dated as of August 8, 2000 by and between PAX World Balanced Fund, Inc. and Aetna Life Insurance and
Annuity Company · Incorporated by reference to Post-Effective Amendment
No. 23 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
December 13, 2000.
(8.93)	(Retail) Rule 22c-2 Agreement dated April 5, 2007 and is effective October 16,
2007 between PFPC Distributors, Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc.
(8.94)	(Retail) Fund Participation Agreement dated as of August 15, 2000 by and between Federated Services Company, Federated Distributors, Wachovia Bank,
NA and Aetna Life Insurance and Annuity Company · Incorporated by
reference to Post-Effective Amendment No. 23 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on December 13, 2000.
(8.95)	(Retail) Shareholder Services Agreement dated October 4, 1999 between
Federated Administrative Services for the Wachovia Funds and the Wachovia
Municipal Funds and Aetna Investment Services, Inc. · Incorporated by
reference to Post-Effective Amendment No. 23 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on December 13, 2000.
(8.96)	(Retail) Rule 22c-2 Agreement dated April 16, 2007 and effective October 16,
2007 among Evergreen Service Company, LLC, ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc.
(8.97)	Sample of Rule 22c-2 Agreement dated _________, 2007 and effective on
October 16, 2007 · Incorporated by reference to Post-Effective Amendment
No. 34 to Registration Statement on Form N-4 (File No. 33-81216), as filed on
April 10, 2007.

(9)	Opinion and Consent of Counsel*
(10)	Consent of Independent Registered Public Accounting Firm*
(11)	Not applicable
(12)	Not applicable
(13.1)	Powers of Attorney
(13.2)	Authorization for Signatures · Incorporated by reference to Post-Effective
Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986),
as filed on April 12, 1996.

*To be filed by Amendment

Item 25. Directors and Officers of the Depositor*

Name and Principal	Positions and Offices with
Business Address	Depositor
Brian D. Comer[1]	President
Thomas J. McInerney[1]	Director and Chairman
Kathleen A. Murphy[1]	Director
Catherine H. Smith[1]	Director and Senior Vice President
Robert W. Crispin[2]	Director
David A. Wheat[3]	Director, Executive Vice President and Chief
Financial Officer
Steven T. Pierson[3]	Senior Vice President and Chief Accounting Officer
Sue A. Collins[1]	Senior Vice President, Chief Actuary and Appointed
Actuary
Boyd G. Combs[3]	Senior Vice President, Tax
Shaun P. Mathews[1]	Senior Vice President
David S. Pendergrass[3]	Senior Vice President and Treasurer
Stephen J. Preston[4]	Senior Vice President
Harry N. Stout[4]	Senior Vice President
Libby J. Soong[1]	Vice President and Chief Compliance Officer
Joy M. Benner[5]	Secretary

* These individuals may also be directors and/or officers of other affiliates of the Company.

1	The principal business address of these directors and these officers is 151 Farmington
Avenue, Hartford, Connecticut 06156.
2	The principal business address of this director is 230 Park Avenue, New York, New York
10169.
3	The principal business address of these directors and these officers is 5780 Powers Ferry
Road, N.W., Atlanta, Georgia 30327.
4	The principal business address of these officers is 1475 Dunwoody Drive, West Chester,
Pennsylvania 19380-1478.

Section 33-777 of the statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the statute, ING America Insurance Holdings, Inc. maintains a Professional Liability umbrella insurance policy issued by an international insurer. The policy covers ING America Insurance
Holdings, Inc. and any company in which ING America Insurance Holdings, Inc. has a controlling interest of 50% or more. This would encompass the principal underwriter as well as the depositor. Additionally, the parent company of ING America Insurance Holdings, Inc., ING
Groep N.V., maintains an excess umbrella cover with limits in excess of $125,000,000. The policy provides for the following types of coverage: errors and omissions/professional liability, directors and officers, employment practices, fiduciary and fidelity.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement executed as of November 28, 2000 provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29. Principal Underwriter

(a)	In addition to serving as the principal underwriter for the Registrant, ING Financial
Advisers, LLC also acts as the principal underwriter for ING Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940 Act)).
Additionally, ING Financial Advisers, LLC acts as the principal underwriter for Variable
Life Account B of ING Life Insurance and Annuity Company (ILIAC), Variable Annuity
Account B of ILIAC, Variable Annuity Account I of ILIAC and Variable Annuity Account
G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940
Act). ING Financial Advisers, LLC is also the principal underwriter for (i) Separate
Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act.), (ii) ReliaStar Select Variable
Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iv)
Northstar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act) (v) ReliaStar Life Insurance Company of New York Variable
Annuity Funds A, B, C (a management investment company registered under the 1940
Act), (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F,
G, H, I (a management investment company registered under the 1940 Act), (vii) ReliaStar
Life Insurance Company of New York Variable Annuity Funds M, P, and Q (a
management investment company registered under the1940 Act), and (viii) ReliaStar Life
Insurance Company of New York Variable Annuity Funds M P (a management investment company registered under the1940 Act).

      (b) The following are the directors and officers of the Principal Underwriter:

Name and Principal	Positions and Offices with
Business Address	Principal Underwriter
Ronald R. Barhorst	Director and President
4225 Executive Square
La Jolla, California 92037
Brian D. Comer[1]	Director and Senior Vice President
William L. Lowe[1]	Director and Senior Vice President
Kathleen A. Murphy[1]	Senior Vice President
Boyd G. Combs[2]	Senior Vice President, Tax
William Jasien[3]	Senior Vice President
Louis E. Bachetti	Senior Vice President
581 Main Street, 4th Fl.
Woodbridge, NJ 07095
Susan J. Stamm[1]	Chief Financial Officer
Pamela Mulvey Barcia[1]	Vice President
Robert H. Barley[1]	Vice President
M. Bishop Bastien	Vice President
980 Ninth Street
Sacramento, CA 95814
J. Robert Bolchoz	Vice President
Columbia, South Carolina
David A. Brounley[1]	Vice President
Anthony V. Camp, Jr.[1]	Vice President
Mary Kathleen Carey-Reid[1]	Vice President
Virginia E. Carman[1]	Vice President
Nancy D. Clifford[1]	Vice President
Dianne Clous[1]	Vice President
James Dake[1]	Vice President

William P. Elmslie	Vice President
New York, New York
Joseph J. Elmy[2]	Vice President, Tax
Brian K. Haendiges[1]	Vice President
Bernard P. Heffernon	Vice President
10740 Nall Ave., Ste. 120
Overland Park, KS 66211
David Kelsey[1]	Vice President
Christina Lareau[1]	Vice President
George D. Lessner	Vice President
Richardson, Texas
Katherine E. Lewis	Vice President
2675 N Mayfair Road, Ste. 501
Milwaukee, WI 53226
David J. Linney	Vice President
2900 N. Loop W., Ste. 180
Houston, TX 77092
Frederick C. Litow[2]	Vice President
Mark R. Luckinbill	Vice President
2841 Plaza Place, Ste. 210
Raleigh, NC 27612
Richard T. Mason	Vice President
440 S. Warren St., Ste. 702
Syracuse, NY 13202
David Pendergrass[2]	Vice President and Treasurer
Ethel Pippin[1]	Vice President
Srinivas D. Reddy[1]	Vice President
Dawn M. Peck[2]	Vice President, Assistant Treasurer and Assistant
Secretary
Deborah Rubin[3]	Vice President
Todd Smiser	Vice President
Lisle, Illinois
Frank W. Snodgrass	Vice President
150 4th Ave., N., Ste. 410
Nashville, TN 37219

Christina M. Stark	Vice President
2000 21st Avenue NW
Minot, North Dakota 58703
Terran Titus[1]	Vice President
S. Bradford Vaughan, Jr.	Vice President
601 Union St., Ste. 810
Seattle, WA 98101
Forrest R. Wilson	Vice President
2202 N. Westshore Blvd.
Tampa, Florida 33607
Judeen T. Wrinn[1]	Vice President
Therese M. Squillacote[1]	Vice President and Chief Compliance Officer
Joy M. Benner[4]	Secretary
Diana R. Cavender[4]	Assistant Secretary
Randall K. Price[4]	Assistant Secretary
Edwina P. J. Steffer[4]	Assistant Secretary
John F. Todd[1]	Assistant Secretary
Glenn A. Black[2]	Tax Officer
Terry L. Owens[2]	Tax Officer
James H. Taylor[2]	Tax Officer

1	The principal business address of this director and these officers is 151 Farmington Avenue,
Hartford, Connecticut 06156.
2	The principal business address of these officers is 5780 Powers Ferry Road, N.W., Atlanta,
Georgia 30327.
3	The principal business address of these officers is 12701 Fair Lakes Circle, Suite 470,
Fairfax, Virginia 22033.
4	The principal business address of these officers is 20 Washington Avenue South,
Minneapolis, Minnesota 55401.

(c) Compensation to Principal Underwriter during last fiscal year:
(1)	(2)	(3)	(4)	(5)
Name of	Net Underwriting	Compensation
Principal	Discounts and	on Redemption	Brokerage
Underwriter	Commissions	or Annuitization	Commissions	Compensation*
ING Financial				$43,390,180.16
Advisers, LLC

*	Reflects approximate compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of ING Life Insurance and
Annuity Company during 2006.

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940
Act and the rules under it relating to the securities described in and issued under this Registration
Statement are maintained by ING Life Insurance and Annuity Company at 151 Farmington
Avenue, Hartford, Connecticut 06156 and at ING Americas at 5780 Powers Ferry Road, Atlanta,
Georgia 30327-4390.

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940
Act and the rules under it relating to the securities described in and issued under this
Registration Statement are located at the offices of the Depositor as follows:

ING Life Insurance and Annuity Company
151 Farmington Avenue
Hartford, CT 06156
and
Opportunity Plus Service Center
22 Century Hill Drive
Suite 101
Latham, NY 12110-2455
ING Americas
5780 Powers Ferry Road
Atlanta, GA 30327-4390
ING Americas
20 Washington Avenue South
Minneapolis, MN 55401

Item 31. Management Services

Not applicable

Item 32. Undertakings

Registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;
(b)	to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and
(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents that it is relying upon and complies with the provisions of
Paragraphs (1) through (4) of the SEC Staff’s No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC
No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)]

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and
Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities
(other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                                                 SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant,
Variable Annuity Account C of ING Life Insurance and Annuity Company, has duly caused this
Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 33-75962) to be
signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of
Connecticut, on the 15th day of June, 2007.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
(Registrant)
By:	ING LIFE INSURANCE AND ANNUITY
COMPANY
(Depositor)
By:	Brian D. Comer*
Brian D. Comer
President

As required by the Securities Act of 1933, this Post-Effective Amendment No. 50 to the
Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date
Brian D. Comer*	President	)
Brian D. Comer	(principal executive officer))
)
Thomas J. McInerney*	Director and Chairman	) June
Thomas J. McInerney		) 15, 2007
)
Kathleen A. Murphy*	Director	)
Kathleen A. Murphy		)
)
Catherine H. Smith*	Director and Senior Vice President	)
Catherine H. Smith		)
)
Robert W. Crispin*	Director	)
Robert W. Crispin		)
)
David A. Wheat*	Director, Executive Vice President and Chief Financial	)
David A. Wheat	Officer	)
)

Steven T. Pierson*	Senior Vice President and Chief Accounting Officer	)
Steven T. Pierson		)

By:	/s/ Michael A. Pignatella
Michael A. Pignatella
*Attorney-in-Fact

VARIABLE ANNUITY ACCOUNT C
EXHIBIT INDEX
Exhibit No.	Exhibit
99-B.4.32	Minimum Guaranteed Withdrawal Benefit Rider with Reset
Option (MGWB)-(E-MGWB-07) to Contracts G-TDA-
HH(XC/M) and G-TDA-HH(XC/S) and Contract Certificates
	GTCC-HH(XC/M) and GTCC-HH(XC/S)	_______
99-B.4.33	Rider Schedule to Minimum Guaranteed Withdrawal Benefit (E-
MGWB-07 SCH) to Contracts G-TDA-HH(XC/M) and G-TDA-
HH(XC/S) and Contract Certificates GTCC-HH(XC/M) and
	GTCC-HH(XC/S)	_______
99-B.8.7	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between AIM Investment
Services, Inc., ING Life Insurance and Annuity Company, ING
National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance
	Company and Systematized Benefits Administrators Inc.	_______
99-B.8.22	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective October 16, 2007 between Calvert Distributors, Inc.,
ING Life Insurance and Annuity Company, ING National Trust,
ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New
York, Security Life of Denver Insurance Company and
	Systematized Benefits Administrators Inc.	_______
99-B.8.37	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Fidelity Distributors
Corporation, ING Life Insurance and Annuity Company, ING
National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance
	Company and Systematized Benefits Administrators Inc.	_______

Exhibit No.	Exhibit
99-B.8.43	Rule 22c-2 Shareholder Information Agreement (Franklin
Templeton Variable Insurance Products Trust) entered into as of
April 16, 2007 among Franklin/Templeton Distributors, Inc., ING
Life Insurance and Annuity Company, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company and
	ReliaStar Life Insurance Company of New York	_______
99-B.8.48	Rule 22c-2 Agreement effective April 16, 2007 and operational on October 16, 2007 among Lord Abbett Distributor LLC, ING
Life Insurance and Annuity Company, ING National Trust, ING
USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New
York, Security Life of Denver Insurance Company and
	Systematized Benefits Administrators Inc.	_______
99-B.8.54	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective October 16, 2007 between MFS Fund Distributors, Inc.,
ING Life Insurance and Annuity Company, ING National Trust,
ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New
York, Security Life of Denver Insurance Company and
	Systematized Benefits Administrators Inc.	_______
99-B.8.60	Rule 22c-2 Agreement dated March 1, 2007 and is effective as of
October 16, 2007 between Pioneer Investment Management
Shareholder Services, Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company,
ReliaStar Life Insurance Company of New York, Security Life of
Denver Insurance Company and Systematized Benefits
	Administrators Inc.	_______
99-B.8.76	Rule 22c-2 Agreement dated no later than April 16, 2007 is
effective October 16, 2007 between ING Funds Services, LLC,
ING Life Insurance and Annuity Company, ING National Trust,
ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New
York, Security Life of Denver Insurance Company and
	Systematized Benefits Administrators Inc.	_______

Exhibit No.	Exhibit
99-B.8.83	(Retail) Rule 22c-2 Agreement dated April 4, 2007 and is
effective as of October 16, 2007 between American Century
Investment Services, Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company,
ReliaStar Life Insurance Company of New York, Security Life of
Denver Insurance Company and Systematized Benefits
	Administrators Inc.	_______
99-B.8.89	(Retail) Rule 22c-2 Agreement dated and effective as of April 16,
2007 and operational on October 16, 2007 between American
Funds Service Company, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company,
ReliaStar Life Insurance Company of New York, Security Life of
Denver Insurance Company and Systematized Benefits
	Administrators Inc.	_______
99-B.8.91	(Retail) Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Oppenheimer
Funds Services, ING Life Insurance and Annuity Company, ING
National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance
	Company and Systematized Benefits Administrators Inc.	_______
99-B.8.93	(Retail) Rule 22c-2 Agreement dated April 5, 2007 and is
effective October 16, 2007 between PFPC Distributors, Inc., ING
Life Insurance and Annuity Company, ING National Trust, ING
USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New
York, Security Life of Denver Insurance Company and
	Systematized Benefits Administrators Inc.	_______
99-B.8.96	(Retail) Rule 22c-2 Agreement dated April 16, 2007 and effective
October 16, 2007 among Evergreen Service Company, LLC, ING
Life Insurance and Annuity Company, ING National Trust, ING
USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New
York, Security Life of Denver Insurance Company and
	Systematized Benefits Administrators Inc.	_______

Exhibit No.	Exhibit
99-B.9	Opinion and Consent of Counsel	*
99-B.10	Consent of Independent Registered Public Accounting Firm	*
99-B.13.1	Powers of Attorney	_______
*To be filed by Amendment